Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

December 31
(add 000)	2011	2010
6.875% Notes, due 2011	$--	$242,129
6.6% Senior Notes, due 2018	298,476	298,288
7% Debentures, due 2025	124,417	124,393
6.25% Senior Notes, due 2037	247,915	247,882
Term Loan Facility, due 2015, interest rate of 2.20% at December 31, 2011	250,000	--
Term Loan, due 2012, interest rate of 3.29% at December 31, 2010	--	111,750
Revolving Facility, interest rate of 2.64% at December 31, 2011	35,000	--
AR Credit Facility, interest rate of 1.66% at December 31, 2011	100,000	--
Other notes	4,276	6,317
Total	1,060,084	1,030,759
Less current maturities	(7,182)	(248,714)
Long-term debt	$1,052,902	$782,045

Commitment Amounts Under Senior Unsecured Credit Facilities

(add 000) Lender	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
SunTrust Bank	46,667	33,333
Branch Banking and Trust Company	46,667	33,333
Bank of America, N.A.	46,667	33,333
Citibank, N.A.	29,167	20,833
Deutsche Bank AG New York Branch	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
Regions Bank	14,582	10,418

Total	$350,000	$250,000

Schedule Of Principal Amount, Effective Interest Rate And Maturity Date Of Debentures And Senior Notes

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$250,000	6.45%	May 1, 2037

Corporation's Long Term Debt Maturities

(add 000)
2012	$7,182
2013	6,181
2014	5,229
2015	370,207
2016	109
Thereafter	671,176
Total	$1,060,084